Exchangeable shares and redeemable convertible preferred stock (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Net carrying value	$ 568,483,000	$ 567,463,000
Total exchangeable shares
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	35,192,637	35,193,000
Mezzanine equity, shares outstanding (in shares)	21,991,000	22,017,000
Net carrying value	$ 49,733,000	$ 49,733,000
Aggregate liquidation preference	$ 49,733,000	$ 49,741,000
Series AA Common
Temporary Equity [Line Items]
Common stock, shares authorized (in shares)	22,517,608	22,517,608
Common stock, shares outstanding (in shares)	9,421,190	9,437,358
Series Seed 1
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	2,589,000	2,589,000
Mezzanine equity, shares outstanding (in shares)	2,589,000	2,589,000
Issuance price per share (in dollars per share)	$ 0.53	$ 0.53
Net carrying value	$ 1,359,000	$ 1,359,000
Aggregate liquidation preference	$ 1,372,000	$ 1,372,000
Series Seed 2
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	1,209,000	1,209,000
Mezzanine equity, shares outstanding (in shares)	1,209,000	1,209,000
Issuance price per share (in dollars per share)	$ 0.50	$ 0.50
Net carrying value	$ 606,000	$ 606,000
Aggregate liquidation preference	$ 605,000	$ 605,000
Series Seed 3
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	704,000	704,000
Mezzanine equity, shares outstanding (in shares)	704,000	704,000
Issuance price per share (in dollars per share)	$ 1.09	$ 1.09
Net carrying value	$ 787,000	$ 787,000
Aggregate liquidation preference	$ 768,000	$ 768,000
Series A
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	183,000	183,000
Mezzanine equity, shares outstanding (in shares)	183,000	183,000
Issuance price per share (in dollars per share)	$ 1.36	$ 1.36
Net carrying value	$ 250,000	$ 250,000
Aggregate liquidation preference	$ 250,000	$ 250,000
Series B
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	2,336,000	2,336,000
Mezzanine equity, shares outstanding (in shares)	2,336,000	2,336,000
Issuance price per share (in dollars per share)	$ 2.40	$ 2.40
Net carrying value	$ 5,610,000	$ 5,610,000
Aggregate liquidation preference	$ 5,605,000	$ 5,605,000
Series C
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	3,175,000	3,175,000
Mezzanine equity, shares outstanding (in shares)	3,175,000	3,175,000
Issuance price per share (in dollars per share)	$ 5.04	$ 5.04
Net carrying value	$ 15,991,000	$ 15,991,000
Aggregate liquidation preference	$ 16,003,000	$ 16,003,000
Series D
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	2,058,000	2,058,000
Mezzanine equity, shares outstanding (in shares)	1,953,000	1,963,000
Issuance price per share (in dollars per share)	$ 10.50	$ 10.50
Net carrying value	$ 20,600,000	$ 20,600,000
Aggregate liquidation preference	$ 20,600,000	$ 20,608,000
Series E
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	421,000	421,000
Mezzanine equity, shares outstanding (in shares)	421,000	421,000
Issuance price per share (in dollars per share)	$ 10.77	$ 10.77
Net carrying value	$ 4,530,000	$ 4,530,000
Aggregate liquidation preference	$ 4,530,000	$ 4,530,000
Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	173,803,110	159,303,110
Mezzanine equity, shares outstanding (in shares)	75,767,082	75,664,679	56,753,734
Net carrying value	$ 518,750,000	$ 517,730,000	$ 314,967,000
Aggregate liquidation preference	529,938,000	$ 528,837,000
Conversion value	$ 100,000,000
Series Seed 1
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	3,703,000	3,703,000
Mezzanine equity, shares outstanding (in shares)	785,000	1,114,000
Issuance price per share (in dollars per share)	$ 0.53	$ 0.53
Net carrying value	$ 269,000	$ 443,000
Aggregate liquidation preference	$ 416,000	$ 590,000
Series Seed 1-A
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	3,703,000	3,703,000
Mezzanine equity, shares outstanding (in shares)	328,000	0
Issuance price per share (in dollars per share)	$ 0.53	$ 0.53
Net carrying value	$ 174,000	$ 0
Aggregate liquidation preference	$ 174,000	$ 0
Series Seed 2
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	1,720,000	1,720,000
Mezzanine equity, shares outstanding (in shares)	471,000	510,000
Issuance price per share (in dollars per share)	$ 0.50	$ 0.50
Net carrying value	$ 222,000	$ 242,000
Aggregate liquidation preference	$ 235,000	$ 255,000
Series Seed 2-A
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	1,720,000	1,720,000
Mezzanine equity, shares outstanding (in shares)	39,000	0
Issuance price per share (in dollars per share)	$ 0.50	$ 0.50
Net carrying value	$ 20,000	$ 0
Aggregate liquidation preference	$ 20,000	$ 0
Series Seed 3
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	704,000	704,000
Mezzanine equity, shares outstanding (in shares)	0	0
Issuance price per share (in dollars per share)	$ 1.09	$ 1.09
Net carrying value	$ 0	$ 0
Aggregate liquidation preference	$ 0	$ 0
Series Seed 3-A
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	704,000	704,000
Mezzanine equity, shares outstanding (in shares)	0	0
Issuance price per share (in dollars per share)	$ 1.09	$ 1.09
Net carrying value	$ 0	$ 0
Aggregate liquidation preference	$ 0	$ 0
Series A
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	7,023,000	7,023,000
Mezzanine equity, shares outstanding (in shares)	6,780,000	6,780,000
Issuance price per share (in dollars per share)	$ 1.36	$ 1.36
Net carrying value	$ 9,241,000	$ 9,241,000
Aggregate liquidation preference	$ 9,221,000	$ 9,221,000
Series A-1
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	7,023,000	7,023,000
Mezzanine equity, shares outstanding (in shares)	0	0
Issuance price per share (in dollars per share)	$ 1.36	$ 1.36
Net carrying value	$ 0	$ 0
Aggregate liquidation preference	$ 0	$ 0
Series B
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	15,611,000	15,611,000
Mezzanine equity, shares outstanding (in shares)	13,218,000	13,218,000
Issuance price per share (in dollars per share)	$ 2.40	$ 2.40
Net carrying value	$ 27,105,000	$ 27,105,000
Aggregate liquidation preference	$ 31,723,000	$ 31,723,000
Series B-1
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	15,611,000	15,611,000
Mezzanine equity, shares outstanding (in shares)	0	0
Issuance price per share (in dollars per share)	$ 2.40	$ 2.40
Net carrying value	$ 0	$ 0
Aggregate liquidation preference	$ 0	$ 0
Series C
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	19,071,000	19,071,000
Mezzanine equity, shares outstanding (in shares)	12,144,000	15,657,000
Issuance price per share (in dollars per share)	$ 5.04	$ 5.04
Net carrying value	$ 56,496,000	$ 74,204,000
Aggregate liquidation preference	$ 61,204,000	$ 78,912,000
Series C-1
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	19,071,000	19,071,000
Mezzanine equity, shares outstanding (in shares)	3,514,000	0
Issuance price per share (in dollars per share)	$ 5.04	$ 5.04
Net carrying value	$ 17,708,000	$ 0
Aggregate liquidation preference	$ 17,708,000	$ 0
Series D
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	21,603,000	21,603,000
Mezzanine equity, shares outstanding (in shares)	3,482,000	16,663,000
Issuance price per share (in dollars per share)	$ 10.50	$ 10.50
Net carrying value	$ 35,808,000	$ 174,315,000
Aggregate liquidation preference	$ 36,560,000	$ 174,967,000
Series D-1
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	21,603,000	21,603,000
Mezzanine equity, shares outstanding (in shares)	16,049,000	2,858,000
Issuance price per share (in dollars per share)	$ 10.50	$ 10.50
Net carrying value	$ 168,518,000	$ 30,011,000
Aggregate liquidation preference	$ 168,518,000	$ 30,011,000
Series E
Temporary Equity [Line Items]
Mezzanine equity, shares authorized (in shares)	34,933,000	20,433,000
Mezzanine equity, shares outstanding (in shares)	18,956,000	18,863,000
Issuance price per share (in dollars per share)	$ 10.77	$ 10.77
Net carrying value	$ 203,189,000	$ 202,169,000
Aggregate liquidation preference	$ 204,159,000	$ 203,158,000